Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Corporate Bonds (50.2%)	Shares/ Par +	Value $ (000’s)
Basic Materials (1.5%)
ALROSA Finance SA 4.650%, 4/9/24 144A	500,000	523
Georgia-Pacific LLC 8.875%, 5/15/31	200,000	319
Indonesia Asahan Aluminium Persero PT 5.230%, 11/15/21 144A	300,000	315
INEOS Finance PLC 2.875%, 5/1/26 144A EUR ¥	2,700,000	2,906
MMK International Capital DAC 4.375%, 6/13/24 144A	1,400,000	1,463
Syngenta Finance NV
4.892%, 4/24/25 144A	5,900,000	6,249
5.182%, 4/24/28 144A	2,800,000	2,977

Total		14,752

Communications (7.3%)
Altice Financing SA
6.625%, 2/15/23 144A	256,000	263
7.500%, 5/15/26 144A	5,171,000	5,494
Altice France SA 8.125%, 2/1/27 144A	3,200,000	3,532
Altice Luxembourg SA
7.250%, 5/15/22 EUR §,¥	965,060	1,073
7.625%, 2/15/25 144A	2,800,000	2,919
8.000%, 5/15/27 144A EUR ¥	700,000	838
AT&T, Inc.
3.400%, 5/15/25	500,000	522
4.125%, 2/17/26	500,000	540
4.900%, 8/15/37	200,000	227
5.300%, 8/15/58 b	6,200,000	7,255
Baidu, Inc. 3.875%, 9/29/23	200,000	208
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 3/15/28	1,700,000	1,790
4.464%, 7/23/22 b	2,400,000	2,527
5.125%, 7/1/49 b	3,300,000	3,515
5.375%, 4/1/38	100,000	112
CommScope Technologies LLC 5.000%, 3/15/27 144A	100,000	82
Connect Finco SARL / Connect US Finco LLC 6.750%, 10/1/26 144A	900,000	917
Deutsche Telekom International Finance 8.750%, 6/15/30	700,000	1,034
DISH DBS Corp.
5.125%, 5/1/20	1,982,000	2,004
6.750%, 6/1/21 b	3,200,000	3,367
Koninklijke KPN NV 5.750%, 9/17/29 GBP §,¥	750,000	1,122
Netflix, Inc. 3.875%, 11/15/29 144A EUR ¥	3,900,000	4,506
Qwest Corp. 7.250%, 9/15/25	500,000	565
SFR Group SA 7.375%, 5/1/26 144A	7,600,000	8,158

Corporate Bonds (50.2%)	Shares/ Par +	Value $ (000’s)
Communications continued
SoftBank Group Corp. 5.000%, 4/15/28 EUR §,¥,b	4,100,000	4,957
Sprint Corp. 7.250%, 9/15/21	400,000	427
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	1,300,000	1,410
Telecom Italia Capital SA 6.000%, 9/30/34	100,000	107
Time Warner Cable LLC
5.875%, 11/15/40	300,000	336
6.750%, 6/15/39	200,000	244
UPCB Finance IV, Ltd. 4.000%, 1/15/27 EUR §,¥	315,000	362
Verizon Communications, Inc.
4.522%, 9/15/48	100,000	118
4.672%, 3/15/55	1,119,000	1,342
5.012%, 4/15/49 b	2,449,000	3,077
5.250%, 3/16/37	200,000	248
Virgin Media Investment Holdings, Ltd. 5.125%, 1/15/25 144A GBP ¥	700,000	890
Virgin Media Secured Finance PLC
4.875%, 1/15/27 GBP §,¥,b	3,100,000	3,964
5.000%, 4/15/27 144A GBP ¥	500,000	647
5.250%, 5/15/29 144A GBP ¥	1,300,000	1,715
Vodafone Group PLC 4.250%, 9/17/50	400,000	408

Total		72,822

Consumer, Cyclical (4.7%)
American Airlines Pass Through Trust, Series 2011-1, Class A 5.250%, 7/31/22	72,043	74
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700%, 4/1/28	15,235	16
BMW Finance NV 2.250%, 8/12/22 144A	400,000	400
Continental Airlines Pass Through Trust, Series 2009-2, Class A 7.250%, 5/10/21	170,330	171
Continental Airlines Pass Through Trust, Series 2010-1, Class A 4.750%, 7/12/22	42,372	43
Enterprise Inns PLC 6.875%, 5/9/25 GBP ¥	1,600,000	2,009
FCE Bank PLC
0.088%, (Euribor 3 Month ACT/360 plus 0.500%), 8/26/20 EUR §,¥	100,000	109
0.869%, 9/13/21 EUR §,¥	400,000	436
1.875%, 6/24/21 EUR §,¥	100,000	111
Ford Motor Credit Co. LLC
0.030%, (Euribor 3 Month ACT/360 plus 0.430%), 5/14/21 EUR ¥	200,000	216
0.050%, (Euribor 3 Month ACT/360 plus 0.370%), 12/1/21 EUR ¥	1,200,000	1,283

Multi-Sector Bond Portfolio

Corporate Bonds (50.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
0.100%, (Euribor 3 Month ACT/360 plus 0.420%), 12/7/22 EUR ¥	400,000	420
3.021%, 3/6/24 EUR ¥	900,000	1,031
3.096%, 5/4/23	500,000	491
3.220%, (ICE LIBOR USD 3 Month plus 0.880%), 10/12/21	200,000	197
3.350%, 11/1/22	1,400,000	1,402
3.393%, (ICE LIBOR USD 3 Month plus 1.235%), 2/15/23	200,000	194
5.443%, (ICE LIBOR USD 3 Month plus 3.140%), 1/7/22	200,000	206
5.584%, 3/18/24	600,000	638
5.596%, 1/7/22	1,500,000	1,576
General Motors Financial Co., Inc.
3.450%, 4/10/22	300,000	305
5.100%, 1/17/24	1,200,000	1,290
Hilton Domestic Operating Co., Inc. 4.875%, 1/15/30 144A	400,000	422
Hilton Worldwide Finance Corp. 4.875%, 4/1/27	700,000	740
IHO Verwaltungs GmbH
3.625%, 5/29/25 144A EUR ¥	800,000	902
3.750%, 9/15/26 EUR §,¥,b	4,600,000	5,152
Las Vegas Sands Corp.
3.200%, 8/8/24	300,000	306
3.500%, 8/18/26	200,000	203
3.900%, 8/8/29	100,000	102
Marks & Spencer PLC
3.000%, 12/8/23 GBP §,¥	300,000	381
4.750%, 6/12/25 GBP §,¥	900,000	1,216
Marriott Ownership Resorts, Inc. 6.500%, 9/15/26	150,000	162
Melco Resorts Finance, Ltd. 4.875%, 6/6/25 144A	400,000	404
MGM Resorts International 7.750%, 3/15/22	300,000	336
Mitchells & Butlers Finance PLC
1.231%, (ICE LIBOR GBP 3 Month plus 0.450%), 12/15/30 GBP §,¥	1,334,124	1,517
2.569%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 §	242,568	223
6.469%, 9/15/32 GBP §,¥	200,000	282
QVC, Inc.
4.375%, 3/15/23	2,000,000	2,067
5.450%, 8/15/34	800,000	814
Sands China, Ltd.
4.600%, 8/8/23	300,000	318
5.400%, 8/8/28 b	3,200,000	3,604
Toll Brothers Finance Corp.
4.350%, 2/15/28	100,000	103
4.875%, 3/15/27	1,200,000	1,285
Travis Perkins PLC
4.375%, 9/15/21 GBP §,¥	200,000	255
4.500%, 9/7/23 GBP §,¥,b	1,900,000	2,459
US Airways Pass-Through Trust, Series 2012-1, Class A 5.900%, 4/1/26	929,381	1,035
Volkswagen Bank GmbH 1.250%, 6/10/24 EUR ¥	800,000	897

Corporate Bonds (50.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Volkswagen Financial Services Aktiengesellschaft 0.875%, 4/12/23 EUR ¥	200,000	221
Volkswagen Group of America Finance LLC 4.000%, 11/12/21 144A	2,500,000	2,584
Volkswagen Leasing GmbH 2.625%, 1/15/24 EUR ¥	1,800,000	2,133
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/1/29 144A	800,000	838
ZF North America Capital, Inc.
4.500%, 4/29/22 144A	436,000	446
4.750%, 4/29/25 144A	2,232,000	2,327

Total		46,352

Consumer, Non-cyclical (2.4%)
AA Bond Co., Ltd.
2.750%, 7/31/43 GBP ¥	100,000	114
2.875%, 7/31/43 GBP §,¥,b	2,900,000	3,429
4.248%, 7/31/43 GBP ¥	800,000	995
4.875%, 7/31/43 GBP §,¥	200,000	245
5.500%, 7/31/43 GBP §,¥	400,000	424
Adani Ports & Special Economic Zone, Ltd. 4.375%, 7/3/29 144A	200,000	209
Allergan Funding SCS 1.500%, 11/15/23 EUR ¥	400,000	460
Amgen, Inc. 4.663%, 6/15/51	1,041,000	1,212
Bacardi, Ltd. 4.700%, 5/15/28 144A	2,900,000	3,168
BAT Capital Corp. 3.222%, 8/15/24	100,000	101
3.557%, 8/15/27	700,000	704
Casino Guichard Perrachon SA 1.865%, 6/13/22 EUR §,¥	200,000	201
CVS Pass-Through Trust
4.704%, 1/10/36 144A	415,762	456
5.926%, 1/10/34 144A	706,644	822
7.507%, 1/10/32 144A	73,077	90
Hamilton College 4.750%, 7/1/13	100,000	120
HCA, Inc.
4.500%, 2/15/27	100,000	107
4.750%, 5/1/23 b	2,655,000	2,844
5.375%, 9/1/26	400,000	439
5.875%, 2/1/29	100,000	112
Pfizer, Inc. 5.800%, 8/12/23	200,000	227
RAC Bond Co. PLC 4.870%, 5/6/46 GBP §,¥	500,000	606
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	120,000	103
3.650%, 11/10/21	2,600,000	2,405
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	400,000	369
Teva Pharmaceutical Finance Netherlands II BV
1.250%, 3/31/23 EUR §,¥	600,000	546
3.250%, 4/15/22 EUR ¥	800,000	809

Multi-Sector Bond Portfolio

Corporate Bonds (50.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 7/21/21	400,000	365
2.800%, 7/21/23	2,300,000	1,860

Total		23,542

Diversified (0.1%)
Co-operative Group Holdings 2011, Ltd. 6.875%, 7/8/20 GBP §,¥	600,000	765

Total		765

Energy (8.9%)
Aker BP ASA 4.750%, 6/15/24 144A	1,000,000	1,044
CNOOC Finance 2013, Ltd. 3.000%, 5/9/23	500,000	508
Continental Resources, Inc. 4.375%, 1/15/28	1,400,000	1,447
Dolphin Energy, Ltd. 5.500%, 12/15/21 144A	1,000,000	1,061
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	276
Energy Transfer Operating LP
3.600%, 2/1/23	100,000	103
4.150%, 10/1/20	400,000	406
4.650%, 6/1/21	200,000	206
5.250%, 4/15/29	100,000	113
7.500%, 7/1/38	100,000	128
Gazprom Neft OAO Via GPN Capital SA 6.000%, 11/27/23 §,b	3,000,000	3,326
Greenko Solar Mauritius Ltd 5.550%, 1/29/25 144A	1,000,000	1,000
Harvest Operations Corp. 2.330%, 4/14/21 144A	2,970,000	2,961
Kinder Morgan Energy Partners LP 6.550%, 9/15/40 b	2,382,000	2,955
Kinder Morgan, Inc. 7.750%, 1/15/32	1,216,000	1,674
MPLX LP
4.250%, 12/1/27 144A	100,000	106
Newfield Exploration Co.
5.625%, 7/1/24	2,100,000	2,317
NGPL PipeCo LLC 7.768%, 12/15/37 144A	3,900,000	5,054
Novatek OAO via Novatek Finance, Ltd. 6.604%, 2/3/21 §	200,000	211
Occidental Petroleum Corp.
3.137%, (ICE LIBOR USD 3 Month plus 0.950%), 2/8/21	100,000	101
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 12/1/21 §	515,899	511
7.350%, 12/1/26 §,Þ	1,516,952	906
Odebrecht Oil & Gas Finance, Ltd. 0.000%, 2/9/18 §	782,000	7
Pertamina Persero PT 6.500%, 11/7/48 144A	3,800,000	4,991
Petrobras Global Finance BV 5.093%, 1/15/30 144A	2,433,000	2,538
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,500,000	520
5.500%, 4/12/37 §,j	4,300,000	344

Corporate Bonds (50.2%)	Shares/ Par +	Value $ (000’s)
Energy continued
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,¥	1,100,000	1,118
3.750%, 2/21/24 EUR §,¥	400,000	452
4.750%, 2/26/29 EUR §,¥,b	7,300,000	8,218
4.875%, 2/21/28 EUR §,¥	600,000	682
5.625%, 1/23/46	378,000	323
6.490%, 1/23/27 144A	700,000	730
6.500%, 3/13/27	1,700,000	1,770
6.625%, 6/15/38	1,800,000	1,712
6.840%, 1/23/30 144A	1,500,000	1,551
7.690%, 1/23/50 144A	1,881,395	1,962
QEP Resources, Inc. 5.625%, 3/1/26	700,000	602
QGOG Constellation SA 9.500%, 11/9/24 §	201,001	86
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 9/30/27 144A	2,300,000	2,633
Regency Energy Partners LP / Regency Energy Finance Corp.
4.500%, 11/1/23	300,000	318
5.000%, 10/1/22	1,100,000	1,167
5.750%, 9/1/20	300,000	307
5.875%, 3/1/22	800,000	856
Reliance Holdings USA, Inc. 4.500%, 10/19/20 §	300,000	306
Rio Oil Finance Trust, Series 2014-1
9.250%, 7/6/24 144A	1,430,759	1,595
9.250%, 7/6/24 §	1,251,914	1,396
Rio Oil Finance Trust, Series 2014-3 9.750%, 1/6/27 §	459,998	537
Rockies Express Pipeline LLC 5.625%, 4/15/20 144A	1,000,000	1,014
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	900,000	930
5.625%, 3/1/25 b	4,900,000	5,507
5.750%, 5/15/24	800,000	892
5.875%, 6/30/26	400,000	459
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	100,000	103
Tallgrass Energy Partners LP 5.500%, 1/15/28 144A	8,400,000	8,210
Transocean Guardian, Ltd. 5.875%, 1/15/24 144A	5,251,000	5,277
Transocean Poseidon, Ltd. 6.875%, 2/1/27 144A	200,000	206
Valaris PLC
5.750%, 10/1/44	200,000	85
8.000%, 1/31/24	80,000	53
Williams Partners LP 3.600%, 3/15/22 b	2,500,000	2,568

Total		88,439

Financial (22.4%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 7/21/27	500,000	509
4.250%, 7/1/20	150,000	152
4.450%, 12/16/21	150,000	156
4.450%, 4/3/26	900,000	962
4.875%, 1/16/24	1,200,000	1,296
5.000%, 10/1/21 b	3,450,000	3,627

Multi-Sector Bond Portfolio

Corporate Bonds (50.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
Aircastle, Ltd. 4.250%, 6/15/26	300,000	307
Ally Financial, Inc.
3.750%, 11/18/19 b	5,290,000	5,295
4.125%, 3/30/20	537,000	540
4.250%, 4/15/21	246,000	251
8.000%, 11/1/31	1,371,000	1,895
Avolon Holdings Funding, Ltd.
5.125%, 10/1/23 144A	500,000	530
5.500%, 1/15/23 144A	800,000	854
Banco Bilbao Vizcaya Argentina SA
6.750%, (Euro Swap Annual 5 Year plus 6.604%), 12/29/49 EUR §,¥,b	5,200,000	5,771
Bank of America Corp.
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	973,000	1,015
4.000%, 4/1/24	1,081,000	1,160
5.875%, (ICE LIBOR USD 3 Month plus 2.931%), 12/31/99 b	4,500,000	4,872
Bank of Ireland 7.375%, (Effective 6/18/20 - Euro Swap Annual 5 Year plus 6.956%), 12/29/49 EUR §,¥	600,000	679
Barclays Bank PLC 7.625%, 11/21/22	2,000,000	2,205
Barclays PLC
2.375%, (GBP Swap Semi-Annual 1 Year plus 1.320%), 10/6/23 GBP §,¥	200,000	248
3.250%, 2/12/27 GBP §,¥	1,500,000	1,919
3.650%, 3/16/25 b	3,100,000	3,173
4.610%, (ICE LIBOR USD 3 Month plus 1.400%), 2/15/23 b	3,100,000	3,220
8.000%, (Euro Swap Annual 5 Year plus 6.750%), 12/15/49 EUR ¥	1,300,000	1,514
BNP Paribas SA
4.705%, (ICE LIBOR USD 3 Month plus 2.235%), 1/10/25 144A	6,400,000	6,919
Cantor Fitzgerald LP
4.875%, 5/1/24 144A	100,000	106
6.500%, 6/17/22 144A	200,000	216
7.875%, 10/15/19 144A	1,500,000	1,503
CIT Group, Inc.
5.000%, 8/15/22	272,000	288
5.000%, 8/1/23	100,000	106
5.250%, 3/7/25	100,000	109
Citigroup, Inc. 3.400%, 5/1/26	600,000	627
Cooperatieve Rabobank UA
5.500%, (Euro Swap Annual 5 Year plus 5.250%), 1/22/49 EUR §,¥	900,000	1,010
6.625%, (Euro Swap Annual 5 Year plus 6.697%), 12/29/49 EUR §,¥,b	2,600,000	3,088
CPI Property Group SA
2.125%, 10/4/24 EUR §,¥	400,000	460
4.750%, 3/8/23	1,300,000	1,365
Credit Agricole Assurances SA
4.250%, (Euro Swap Annual 5 Year plus 4.500%), 12/31/49 EUR §,¥	2,000,000	2,392
Credit Suisse AG
6.500%, 8/8/23 144A	7,400,000	8,232
6.500%, 8/8/23 §	1,700,000	1,891

Corporate Bonds (50.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
Deutsche Annington Finance BV 5.000%, 10/2/23 144A	300,000	316
Deutsche Bank AG
0.059%, (Euribor 3 Month ACT/360 plus 0.500%), 12/7/20 EUR §,¥	700,000	758
3.150%, 1/22/21	400,000	399
3.362%, (ICE LIBOR USD 3 Month plus 1.230%), 2/27/23	2,200,000	2,119
3.375%, 5/12/21	2,000,000	1,994
4.250%, 2/4/21	900,000	909
4.250%, 10/14/21 b	4,500,000	4,565
5.000%, 2/14/22 b	6,000,000	6,213
The Doctors Co. 6.500%, 10/15/23 144A	300,000	322
Emerald Bay SA 0.000%, 10/15/20 144A EUR ¥	3,796,000	4,055
Equinix, Inc. 2.875%, 3/15/24 EUR ¥	1,200,000	1,356
Fairfax Financial Holdings, Ltd. 2.750%, 3/29/28 144A EUR ¥	500,000	599
Freedom Mortgage Corp.
8.125%, 11/15/24 144A	1,040,000	957
8.250%, 4/15/25 144A	1,000,000	918
10.750%, 4/1/24 144A	900,000	887
GE Capital European Funding Unlimited Co.
0.000%, (Euribor 3 Month ACT/360 plus 0.225%), 5/17/21 EUR ¥	100,000	108
0.010%, (Euribor 3 Month ACT/360 plus 0.380%), 1/21/20 EUR ¥	100,000	109
0.800%, 1/21/22 EUR ¥	300,000	329
2.250%, 7/20/20 EUR ¥	200,000	221
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	500,000	524
GE Capital UK Funding Unlimited Co. 5.125%, 5/24/23 GBP ¥	500,000	679
Globalworth Real Estate Investments, Ltd. 3.000%, 3/29/25 EUR ¥	2,000,000	2,372
GLP Capital LP / GLP Financing II, Inc.
3.350%, 9/1/24	100,000	101
5.750%, 6/1/28	400,000	455
The Goldman Sachs Group, Inc.
3.319%, (ICE LIBOR USD 3 Month plus 1.200%), 9/15/20	200,000	202
3.750%, 5/22/25 b	2,700,000	2,859
3.850%, 7/8/24	1,000,000	1,060
3.902%, (ICE LIBOR USD 3 Month plus 1.770%), 2/25/21	200,000	204
4.000%, 3/3/24	400,000	427
5.750%, 1/24/22	400,000	431
Growthpoint Properties International Pty, Ltd. 5.872%, 5/2/23 144A	300,000	320
HBOS PLC 5.374%, 6/30/21 EUR ¥	600,000	711
Hospitality Properties Trust
4.350%, 10/1/24	200,000	202
4.750%, 10/1/26 b	4,900,000	4,925
The Howard Hughes Corp. 5.375%, 3/15/25 144A	300,000	314

Multi-Sector Bond Portfolio

Corporate Bonds (50.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
HSBC Holdings PLC 3.600%, 5/25/23	2,100,000	2,184
ING Bank NV 5.800%, 9/25/23 144A	1,700,000	1,887
ING Groep NV 5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 4.342%), 12/31/99	1,800,000	1,813
International Lease Finance Corp.
5.875%, 8/15/22	400,000	438
8.250%, 12/15/20	2,100,000	2,247
8.625%, 1/15/22	400,000	454
Intesa Sanpaolo SpA
5.017%, 6/26/24 144A	2,700,000	2,780
6.500%, 2/24/21 144A	4,100,000	4,306
Jefferies Finance LLC / JFIN Co-Issuer Corp.
6.250%, 6/3/26 144A	1,400,000	1,446
7.250%, 8/15/24 144A	1,400,000	1,395
Kennedy Wilson Europe Real Estate PLC 3.950%, 6/30/22 GBP §,¥,b	2,700,000	3,429
Lloyds Banking Group PLC
2.250%, 10/16/24 GBP §,¥,b	2,000,000	2,508
4.450%, 5/8/25 b	3,300,000	3,552
Logicor Financing SARL 3.250%, 11/13/28 EUR ¥	600,000	739
Macquarie Group, Ltd. 6.250%, 1/14/21 144A	300,000	315
Morgan Stanley
3.208%, (ICE LIBOR USD 3 Month plus 0.930%), 7/22/22	1,000,000	1,008
4.000%, 7/23/25 b	3,600,000	3,883
Nationwide Building Society 4.363%, (ICE LIBOR USD 3 Month plus 1.392%), 8/1/24 144A	4,500,000	4,726
Navient Corp.
6.625%, 7/26/21	1,300,000	1,365
7.250%, 1/25/22	400,000	431
NN Group NV 4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 7/15/49 EUR §,¥,b	2,600,000	3,156
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25	100,000	105
4.950%, 4/1/24	100,000	107
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, 12/15/22 144A	200,000	208
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	3,900,000	4,036
5.250%, 8/15/22 144A	650,000	685
5.500%, 2/15/24 144A	400,000	432
Quicken Loans, Inc. 5.250%, 1/15/28 144A	2,900,000	2,993
Royal Bank of Scotland Group PLC
2.000%, (Euribor 3 Month ACT/360 plus 2.039%), 3/8/23 EUR ¥	1,600,000	1,809
2.500%, 3/22/23 EUR §,¥	100,000	117
4.519%, (ICE LIBOR USD 3 Month plus 1.550%), 6/25/24	200,000	210
4.800%, 4/5/26 b	2,800,000	3,062
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29 b	3,700,000	4,071

Corporate Bonds (50.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
7.500%, (USD Swap Semi-Annual 5 Year plus 5.800%), 12/29/49 b	2,600,000	2,655
8.625%, (USD 5 Year Swap Rate plus 7.598%), 12/29/49	2,100,000	2,249
Santander UK Group Holdings PLC
3.125%, 1/8/21	2,100,000	2,114
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 b	2,800,000	2,883
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 12/31/99 GBP §,¥	1,390,000	1,781
Sberbank of Russia Via SB Capital SA 6.125%, 2/7/22	1,700,000	1,826
Springleaf Finance Corp.
6.125%, 3/15/24	500,000	538
6.875%, 3/15/25	1,900,000	2,094
7.125%, 3/15/26	1,700,000	1,886
Sunac China Holdings, Ltd.
8.350%, 4/19/23	1,600,000	1,582
8.375%, 1/15/21	200,000	203
8.625%, 7/27/20	600,000	612
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,¥	96,741	154
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,¥,b	2,680,629	4,185
TP ICAP PLC 5.250%, 1/26/24 GBP §,¥,b	3,700,000	4,858
TrustCo Bank Corp. 6.390%, 1/15/50 144A	200,000	213
UBS AG 7.625%, 8/17/22 b	4,400,000	4,966
UBS Group Funding AG 4.125%, 9/24/25 144A	700,000	756
UniCredit SpA
3.750%, 4/12/22 144A	200,000	205
6.203%, (ICE LIBOR USD 3 Month plus 3.900%), 1/14/22 144A	1,550,000	1,624
6.572%, 1/14/22 144A	700,000	751
7.830%, 12/4/23 144A	4,200,000	4,901
The Unique Pub Finance Co. PLC
5.659%, 6/30/27 GBP §,¥	442,574	613
7.395%, 3/28/24 GBP §,¥	400,000	564
VEREIT Operating Partnership LP 4.125%, 6/1/21	100,000	103
VIVAT NV 2.375%, 5/17/24 EUR §,¥	200,000	231
Weyerhaeuser Co. 7.375%, 3/15/32	1,500,000	2,102

Total		221,928

Industrial (1.1%)
Aeropuerto Internacional de Tocumen SA 6.000%, 11/18/48 144A	300,000	378
DAE Funding LLC
4.000%, 8/1/20 144A	3,020,000	3,039
5.000%, 8/1/24 144A	400,000	417
Fortress Transportation & Infrastructure 6.750%, 3/15/22 144A	900,000	941
General Electric Co.
0.375%, 5/17/22 EUR ¥	700,000	759
5.550%, 5/4/20	100,000	101
5.550%, 1/5/26	200,000	226

Multi-Sector Bond Portfolio

Corporate Bonds (50.2%)	Shares/ Par +	Value $ (000’s)
Industrial continued
5.875%, 1/14/38	100,000	120
6.875%, 1/10/39	100,000	132
Greif, Inc. 6.500%, 3/1/27 144A	300,000	318
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	600,000	660
Pacific National Finance Pty, Ltd. 4.625%, 9/23/20 144A	500,000	510
Russian Railways Via RZD Capital PLC 7.487%, 3/25/31 GBP §,¥,b	1,500,000	2,454
Standard Industries, Inc. 4.750%, 1/15/28 144A	950,000	982

Total		11,037

Technology (1.3%)
Dell International LLC / EMC Corp.
5.300%, 10/1/29 144A	4,300,000	4,679
6.020%, 6/15/26 144A	300,000	338
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.450%, 6/15/23 144A	1,100,000	1,198
8.100%, 7/15/36 144A	300,000	383
EMC Corp. 2.650%, 6/1/20	1,600,000	1,599
Fidelity National Information Services, Inc. 4.500%, 10/15/22	395,000	420
Micron Technology, Inc. 4.663%, 2/15/30	100,000	104
NXP BV / NXP Funding LLC
4.875%, 3/1/24 144A	1,700,000	1,843
5.350%, 3/1/26 144A	1,600,000	1,794
Pitney Bowes, Inc. 4.125%, 9/15/20	100,000	101
Quintiles IMS, Inc. 3.250%, 3/15/25 144A EUR ¥	500,000	558

Total		13,017

Utilities (0.5%)
Edison International 5.750%, 6/15/27	100,000	112
Electricite de France SA 4.500%, 9/21/28 144A	900,000	1,005
Exelon Generation Co. LLC 4.250%, 6/15/22	500,000	524
FirstEnergy Corp. 7.375%, 11/15/31	400,000	566
Nakilat, Inc.
6.067%, 12/31/33 §	1,000,000	1,210
6.267%, 12/31/33 144A	540,491	651
National Fuel Gas Co. 5.200%, 7/15/25	300,000	327
Puget Energy, Inc. 5.625%, 7/15/22	200,000	214

Total		4,609

Total Corporate Bonds (Cost: $483,289)		497,263

Governments (20.4%)	Shares/ Par +	Value $ (000’s)
Governments (20.4%)
Arab Republic of Egypt 5.625%, 4/16/30 144A EUR ¥	1,550,000	1,689
Argentine Republic Government International Bond
3.375%, 1/15/23 EUR ¥	950,000	393
4.470%, 12/31/38 EUR ¥,b	11,130,000	4,621
5.000%, 1/15/27 EUR §,¥	4,900,000	2,048
5.250%, 1/15/28 EUR ¥	250,000	105
66.306%, (Argentina Blended Historical Policy Rate plus 1.000%), 6/21/20 ARS ¥	2,420,000	19
Australian Government 4.250%, 4/21/26 AUD §,¥	2,400,000	1,967
Autonomous Community of Catalonia
4.900%, 9/15/21 EUR ¥	800,000	940
4.950%, 2/11/20 EUR ¥	400,000	443
Banque Centrale de Tunisie International Bond 5.625%, 2/17/24 EUR ¥	300,000	317
Central Bank of Argentina 51.000%, 5/13/20 ARS ¥	5,030,000	48
Colombia Government International Bond 5.000%, 6/15/45 b	6,000,000	7,029
Dominican Republic International Bond
6.500%, 2/15/48 144A	2,800,000	3,010
6.875%, 1/29/26 §	500,000	564
Ecuador Government International Bond
8.875%, 10/23/27 144A	900,000	897
9.650%, 12/13/26 144A	1,000,000	1,049
10.750%, 3/28/22 §	1,300,000	1,415
10.750%, 1/31/29 144A	1,600,000	1,728
Egypt Government International Bond
4.750%, 4/11/25 144A EUR ¥	800,000	903
6.375%, 4/11/31 144A EUR ¥	400,000	453
6.375%, 4/11/31 EUR ¥	1,400,000	1,585
Export-Import Bank of India 3.375%, 8/5/26	600,000	616
Federal Republic of Nigeria 7.875%, 2/16/32 b	2,800,000	2,946
Ghana Government International Bond
7.875%, 3/26/27 144A	600,000	615
8.125%, 3/26/32 144A	400,000	401
8.950%, 3/26/51 144A	600,000	601
8.950%, 3/26/51	200,000	200
Kenya Government International Bond 8.000%, 5/22/32 144A	700,000	733
Oman Government International Bond
6.500%, 3/8/47 §	1,800,000	1,662
6.750%, 1/17/48 144A	2,600,000	2,450
Panama Government International Bond
6.700%, 1/26/36 b	1,900,000	2,703
8.125%, 4/28/34	100,000	136
Perusahaan Penerbit SBSN Indonesia III 3.400%, 3/29/22 144A	600,000	613
Provincia de Buenos Aires 57.796%, (Argentina Private Banks Deposit Rates Index plus 3.750%), 4/12/25 144A ARS ¥	740,000	6
Republic of Costa Rica 7.158%, 3/12/45 §	800,000	800

Multi-Sector Bond Portfolio

Governments (20.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
Republic of Croatia 6.625%, 7/14/20 §,b	5,000,000	5,159
Republic of Indonesia
3.375%, 7/30/25 144A EUR ¥	800,000	1,007
3.750%, 6/14/28 144A EUR ¥	1,900,000	2,562
3.750%, 6/14/28 EUR §,¥,b	2,200,000	2,966
4.125%, 1/15/25	1,900,000	2,022
Republic of Kazakhstan 5.125%, 7/21/25 §,b	5,200,000	5,883
Republic of South Africa Government International Bond
4.850%, 9/30/29	1,200,000	1,195
4.875%, 4/14/26	600,000	619
5.875%, 9/16/25 b	5,900,000	6,426
The Republic of Trinidad & Tobago 4.500%, 8/4/26 §	400,000	415
Romanian Government International Bond 2.375%, 4/19/27 EUR §,¥	1,600,000	1,909
Russian Federation 5.625%, 4/4/42 §,b	2,000,000	2,463
Saudi International Bond
2.875%, 3/4/23 144A	600,000	609
4.000%, 4/17/25 144A	3,900,000	4,177
4.500%, 10/26/46 b	5,600,000	6,245
Senegal Government International Bond
4.750%, 3/13/28 144A EUR ¥	100,000	113
4.750%, 3/13/28 EUR ¥	400,000	453
6.250%, 5/23/33 144A	400,000	403
State of Qatar
4.500%, 4/23/28	1,100,000	1,253
4.817%, 3/14/49	800,000	990
5.103%, 4/23/48	1,200,000	1,533
Turkey Government International Bond
4.625%, 3/31/25 EUR ¥	1,800,000	2,011
4.875%, 10/9/26 b	4,000,000	3,699
5.125%, 3/25/22 b	12,600,000	12,690
5.125%, 2/17/28 b	4,300,000	3,973
5.750%, 3/22/24	2,400,000	2,391
6.125%, 10/24/28	400,000	390
7.250%, 12/23/23	1,100,000	1,163
7.625%, 4/26/29	400,000	425
Ukraine Government International Bond
6.750%, 6/20/26 144A EUR ¥	600,000	704
7.375%, 9/25/32 §	500,000	502
7.750%, 9/1/20 §,b	5,400,000	5,520
7.750%, 9/1/21 b	4,600,000	4,785
8.994%, 2/1/24 144A	1,000,000	1,097
9.750%, 11/1/28 144A	1,300,000	1,489
United Mexican States
4.500%, 1/31/50	600,000	632
4.600%, 1/23/46 b	4,700,000	5,005
US Treasury 2.000%, 5/31/24 b	50,500,000	51,516
2.250%, 2/15/27	150,000	156
2.750%, 2/15/24 b	8,700,000	9,133
Venezuela Government International Bond
6.000%, 12/9/20 §,j	32,000	3
7.000%, 3/31/38 §,j	204,000	22
7.650%, 4/21/25 §,j	1,955,000	210
8.250%, 10/13/24 §,j	356,000	38

Governments (20.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
9.000%, 5/7/23 §,j	32,000	3
9.250%, 5/7/28 §,j	1,241,000	133
9.375%, 1/13/34 j	1,400,000	151

Total		201,948

Total Governments (Cost: $205,863)		201,948

Municipal Bonds (1.1%)
Municipal Bonds (1.1%)
American Municipal Power, Inc., Series 2010-B 7.834%, 2/15/41 RB	100,000	163
Bay Area Toll Authority, California, Series 2010 6.918%, 4/1/40 RB	200,000	303
City of Riverside Electric Revenue 7.605%, 10/1/40 RB	200,000	329
Irvine Ranch California Water District 6.622%, 5/1/40 RB	100,000	150
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB	200,000	324
Metropolitan Government of Nashville & Davidson County Tennessee 6.568%, 7/1/37 RB	100,000	146
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB	99,000	141
New York City Transitional Finance Authority 5.508%, 8/1/37 RB	300,000	396
New York State Urban Development Corp. 5.770%, 3/15/39 RB	100,000	124
Port Authority of New York & New Jersey, Series 165 5.647%, 11/1/40 RB	1,100,000	1,514
Port Authority of New York & New Jersey, Series 168 4.926%, 10/1/51 RB	200,000	270
San Diego County Regional Airport Authority, Series C 6.628%, 7/1/40 RB	100,000	103
San Diego Redevelopment Agency, Series A 7.625%, 9/1/30 RB	100,000	105
State of California 7.950%, 3/1/36 GO	900,000	922
State of Illinois
6.630%, 2/1/35 GO	245,000	289
6.725%, 4/1/35 GO	95,000	111
7.350%, 7/1/35 GO	200,000	244
Texas Public Finance Authority 8.250%, 7/1/24 RB	175,000	177
Tobacco Settlement Finance Authority of West Virginia, Series A 7.467%, 6/1/47 RB	1,070,000	1,107
Tobacco Settlement Financing Corp. of Virginia, Series 2007-A 6.706%, 6/1/46 RB b	3,240,000	3,115
Triborough Bridge & Tunnel Authority 5.550%, 11/15/40 RB	800,000	1,087

Total Municipal Bonds (Cost: $8,478)		11,120

Multi-Sector Bond Portfolio

Structured Products (13.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities (4.3%)
Accredited Mortgage Loan Trust, Series 2005-3, Class M3
2.774%, (ICE LIBOR USD 1 Month plus 0.480%), 9/25/35	50,000	49
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
3.045%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34	75,524	75
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
2.940%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35	48,760	49
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4
3.120%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35	100,000	101
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
2.295%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36 b	7,771,694	2,761
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
3.145%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35	150,022	145
Aircraft Certificate Owner Trust, Series 2003- 1A, Class E 7.001%, 9/20/22 144A	19,718	20
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
3.015%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34	30,232	30
Apex Credit CLO, Ltd., Series 2018-1A, Class ASR
3.306%, (ICE LIBOR USD 3 Month plus 1.050%), 10/27/28 144A	600,000	600
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1
3.440%, (ICE LIBOR USD 1 Month plus 1.245%), 8/15/33	29,301	29
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4
3.045%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35	200,000	200
Bear Stearns Asset Backed Securities I Trust, Series 2005-SD3, Class 1A
2.635%, (ICE LIBOR USD 1 Month plus 0.490%), 7/25/35	224	–	p
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2
2.690%, (ICE LIBOR USD 1 Month plus 0.200%), 12/25/36	34,862	35
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1
2.255%, (ICE LIBOR USD 1 Month plus 0.110%), 4/25/31	6,142	9
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2
2.345%, (ICE LIBOR USD 1 Month plus 0.200%), 4/25/37	68,608	109

Structured Products (13.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
3.395%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37	177,764	178
Carlyle Global Market Strategies, Series 2015-1A, Class A2MZ
2.725%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35	784,058	782
Citigroup Mortgage Loan Trust, Series 2005-HE3, Class M2
2.865%, (ICE LIBOR USD 1 Month plus 0.720%), 9/25/35	40,016	40
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C
2.355%, (ICE LIBOR USD 1 Month plus 0.210%), 12/25/36	100,000	97
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4
3.720%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34	100,000	99
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6 4.740%, (AFC), 10/25/35	3,343	3
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4
2.845%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/36	90,241	83
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5 4.747%, (AFC), 7/25/36	100,000	104
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3
2.315%, (ICE LIBOR USD 1 Month plus 0.170%), 5/25/37	63,875	64
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A
2.285%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37	588,721	554
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3
2.435%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/36	49,019	48
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3
2.435%, (ICE LIBOR USD 1 Month plus 0.290%), 8/25/36	84,996	85
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2
2.465%, (ICE LIBOR USD 1 Month plus 0.320%), 2/25/37	900,000	792
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3
2.285%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37	37,999	35
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A
2.985%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47 b	2,513,519	2,509

Multi-Sector Bond Portfolio

Structured Products (13.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A
2.345%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47	1,068,407	944
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1
2.695%, (ICE LIBOR USD 1 Month plus 0.550%), (AFC), 5/25/47 144A	1,846,126	1,472
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
2.765%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32	4,953	5
Ellington Loan Acquisition Trust, Series 2007-2, Class A1
3.195%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	354,487	355
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4
2.295%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36	3,591	4
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4
2.285%, (ICE LIBOR USD 1 Month plus 0.140%), 9/25/36	57,401	57
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A5 04/25/36	200,000	181
Fremont Home Loan Trust, Series 2005-2, Class M4
3.075%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35	300,000	285
GSAA Home Equity Trust, Series 2006-17, Class A1
2.205%, (ICE LIBOR USD 1 Month plus 0.060%), 11/25/36	58,694	24
GSAMP Trust, Series 2004-WF, Class M2
3.795%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34	40,120	39
GSAMP Trust, Series 2007-FM2, Class A2B
2.235%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37	208,209	139
GSAMP Trust, Series 2007-NC1, Class A2A
2.195%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46	16,245	10
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
2.485%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37	500,000	424
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A2
2.305%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37	399,746	270
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
2.925%, (ICE LIBOR USD 1 Month plus 0.390%), 11/25/35	290,352	286
Lehman XS Trust, Series 2005-4, Class 1A3
2.945%, (ICE LIBOR USD 1 Month plus 0.800%), 10/25/35	13,433	13

Structured Products (13.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
2.745%, (ICE LIBOR USD 1 Month plus 0.300%), 2/25/36	70,122	61
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
2.685%, (ICE LIBOR USD 1 Month plus 0.270%), 5/25/46	322,969	147
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
2.445%, (ICE LIBOR USD 1 Month plus 0.150%), 5/25/36	1,405,821	913
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
3.045%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34	136,284	135
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
2.445%, (ICE LIBOR USD 1 Month plus 0.150%), 3/25/36 b	13,487,747	12,033
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
2.245%, (ICE LIBOR USD 1 Month plus 0.100%), 8/25/36	2,296,129	946
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
2.295%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36	1,001,389	444
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
2.595%, (ICE LIBOR USD 1 Month plus 0.450%), 2/25/47	958,798	698
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
2.850%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35	162,120	163
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
3.135%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35	300,000	302
Morgan Stanley ABS Capital I, Inc., Series 2006-HE7, Class A2C
2.305%, (ICE LIBOR USD 1 Month plus 0.160%), 9/25/36	74,261	41
Morgan Stanley ABS Capital I, Inc., Series 2006-HE8, Class A2C
2.285%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36	69,976	44
Morgan Stanley ABS Capital I, Inc., Series 2007-HE5, Class A2C
2.395%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37	68,430	37
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1
3.045%, (ICE LIBOR USD 1 Month plus 0.900%), 7/25/32	3,013	3
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1
3.720%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32	73,429	74

Multi-Sector Bond Portfolio

Structured Products (13.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
3.495%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33	30,781	31
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
2.305%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37	565,010	556
Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-WCW2, Class M1
2.895%, (ICE LIBOR USD 1 Month plus 0.750%), 7/25/35	9,649	10
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2
2.940%, (ICE LIBOR USD 1 Month plus 0.795%), (AFC), 8/25/35	95,411	95
RAAC Series, Series 2007-RP4, Class A
2.495%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	286,321	273
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M3
2.865%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 9/25/35	238,890	240
Residential Asset Securities Corp., Series 2006-EMX1, Class M1
2.760%, (ICE LIBOR USD 1 Month plus 0.410%), (AFC), 1/25/36	94,301	94
Residential Asset Securities Corp., Series 2007-KS1, Class A3
2.295%, (ICE LIBOR USD 1 Month plus 0.150%), (AFC), 1/25/37	166,756	166
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
2.485%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37	1,600,000	1,553
Saxon Asset Securities Trust, Series 2006-1, Class M1
2.019%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36	400,000	370
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
3.105%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36	79,003	63
SLM Private Education Loan Trust, Series 2010-A, Class 1A
5.200%, (Prime Rate by Country United States less 0.050%), 5/16/44 144A	714	1
SLM Private Education Loan Trust, Series 2011-B, Class A3
4.278%, (ICE LIBOR USD 1 Month plus 2.250%), 6/16/42 144A	81,731	82
Soundview Home Loan Trust, Series 2005-3, Class M3
2.970%, (ICE LIBOR USD 1 Month plus 0.825%), 6/25/35	74,181	74
Soundview Home Loan Trust, Series 2006-2, Class M2
2.670%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/36	400,000	391

Structured Products (13.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Soundview Home Loan Trust, Series 2006-3, Class A3
2.305%, (ICE LIBOR USD 1 Month plus 0.160%), 11/25/36	177,555	175
Soundview Home Loan Trust, Series 2006-OPT2, Class A4
2.425%, (ICE LIBOR USD 1 Month plus 0.280%), 5/25/36	200,000	197
Soundview Home Loan Trust, Series 2006-OPT3, Class M1
2.455%, (ICE LIBOR USD 1 Month plus 0.310%), 6/25/36 b	6,785,787	5,128
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
3.120%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35	283,582	284
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1
3.120%, (ICE LIBOR USD 1 Month plus 0.975%), 10/25/33	166,209	167
Structured Asset Investment Loan Trust, Series 2005-5, Class M2
2.835%, (ICE LIBOR USD 1 Month plus 0.690%), 6/25/35	6,861	7
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
2.910%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35	500,000	497
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
2.295%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36	22,657	22
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2001-WF1, Class A6
2.355%, (ICE LIBOR USD 1 Month plus 0.210%), 2/25/37	110,935	109
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
2.315%, (ICE LIBOR USD 1 Month plus 0.170%), 12/25/36	388,933	377
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
2.405%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	1,391,992	1,374
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A
2.295%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37	175,370	151

Total		42,721

Mortgage Securities (8.7%)
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
3.531%, (ICE LIBOR USD 6 Month plus 1.500%), (AFC), 9/25/45	1,945	2
Banc of America Funding Trust, Series 2005-H, Class 5A1 4.732%, (CSTR), 11/20/35	166,761	161
Banc of America Funding Trust, Series 2006-J, Class 4A1 4.647%, (CSTR), 1/20/47	65,065	63

Multi-Sector Bond Portfolio

Structured Products (13.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Banc of America Funding Trust, Series 2007-6, Class A1
2.435%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/37	76,984	73
Barclays Capital LLC, Series 2009-RR14, Class 2A2 4.018%, (CSTR), 7/26/36 144A	34,083	32
Barclays Capital LLC, Series 2009-RR5, Class 3A3 6.250%, (CSTR), 8/26/36 144A	2,905,914	2,061
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A 4.543%, (CSTR), 7/25/34	4,521	5
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1 3.992%, (CSTR), 11/25/36	180,981	167
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	5,297	6
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA 4.218%, (CSTR), 9/25/37	14,673	14
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A 4.647%, (CSTR), 9/25/37	55,034	55
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1 5.750%, 1/25/35	19,804	20
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
2.832%, (ICE LIBOR USD 1 Month plus 0.330%), 11/20/35	7,288	7
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
3.596%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	19,751	20
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3 5.500%, 1/25/36	205,170	182
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500%, 8/25/32	7,269	7
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13 6.000%, 2/25/37	142,185	88
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
2.645%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36	460,716	219
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1 4.161%, (CSTR), 5/25/36	15,140	14
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
2.362%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46	20,062	17
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
2.367%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46	37,631	34

Structured Products (13.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
2.382%, (ICE LIBOR USD 1 Month plus 0.210%), 5/20/46	475,849	403
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
2.382%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46	11,499	10
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2 6.000%, 5/25/37	271,833	190
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
2.285%, (ICE LIBOR USD 1 Month plus 0.140%), 4/25/47	44,002	42
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1 3.702%, (CSTR), 10/25/35	17,360	15
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1 4.341%, (CSTR), 12/20/35	7,753	7
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1 6.500%, 11/25/36	23,699	16
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1 6.000%, 5/25/36	174,353	145
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1
3.441%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	41,214	20
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A2
2.685%, (ICE LIBOR USD 1 Month plus 0.270%), 4/25/46	1,092,163	474
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB1, Class 3A1 3.842%, (CSTR), 3/25/37	12,948	12
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.500%, 4/25/33	1,184	1
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3 5.500%, 12/25/35	514,056	496
EMF-NL BV, Series 2008-APRX, Class A2
0.437%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,¥	162,543	170
Eurosail-NL BV, Series 2007-NL2X, Class A
1.137%, (Euribor 3 Month ACT/360 plus 1.500%), 10/17/40 EUR §,¥	103,462	113
Federal National Mortgage Association TBA
3.000%, 12/1/42	12,000,000	12,164
3.500%, 11/13/47	52,100,000	53,463
3.500%, 12/1/41	5,000,000	5,130
Federal National Mortgage Association, Series 2003-W6, Class F
2.616%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42	20,085	20

Multi-Sector Bond Portfolio

Structured Products (13.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5 5.750%, 5/25/37	273,114	195
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 4.928%, (CSTR), 9/25/35	5,153	5
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6 6.000%, 2/25/36	123,571	103
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1 4.384%, (CSTR), 1/25/36	2,260	2
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 4.120%, (CSTR), 3/25/47	11,694	10
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A
2.608%, (ICE LIBOR USD 1 Month plus 0.310%), (AFC), 11/19/35	12,492	12
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A
2.662%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35	23,867	24
HomeBanc Mortgage Trust, Series 2005-1, Class A1
2.645%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/35	7,255	6
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
2.585%, (ICE LIBOR USD 1 Month plus 0.220%), 11/25/35	1,208,769	1,098
Impac Secured Assets Trust, Series 2007-1, Class A2
2.305%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 3/25/37	89,621	84
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1 4.289%, (CSTR), 10/25/34	22,626	24
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
2.625%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35	2,266	2
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
2.745%, (ICE LIBOR USD 1 Month plus 0.300%), 7/25/35	14,141	14
JP Morgan Mortgage Trust, Series 2005- ALT1, Class 2A1 4.127%, (CSTR), 10/25/35	11,845	11
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1 4.577%, (CSTR), 7/25/35	11,354	12
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1 3.968%, (CSTR), 6/25/37	70,927	62
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1
2.315%, (ICE LIBOR USD 1 Month plus 0.170%), 2/25/37	2,553	3

Structured Products (13.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3
2.905%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/35	17,709	18
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1 3.865%, (CSTR), 12/25/35	190,057	175
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A 4.291%, (CSTR), 2/25/36	3,655	4
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1 4.104%, (CSTR), 5/25/36	15,975	15
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A 4.413%, (CSTR), 7/25/35	36,189	34
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1 4.673%, (CSTR), 8/25/35	6,479	7
Nomura Resecuritization Trust, Series 2014-1R, Class 2A1
3.220%, (ICE LIBOR USD 1 Month plus 0.130%), 2/26/37 144A	444,621	445
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2 4.833%, (CSTR), 3/25/35	61,640	55
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1
2.335%, (ICE LIBOR USD 1 Month plus 0.190%), 8/25/36	10,930	10
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1
2.335%, (ICE LIBOR USD 1 Month plus 0.190%), 9/25/36	25,498	24
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1
2.285%, (ICE LIBOR USD 1 Month plus 0.140%), 1/25/37	22,049	21
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2 6.500%, 4/25/37	3,512,427	1,646
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
2.465%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35	66,297	64
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
3.732%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	566,986	564
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
2.325%, (ICE LIBOR USD 1 Month plus 0.180%), (AFC), 7/25/46	254,395	238
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1
2.795%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35	18,188	15

Multi-Sector Bond Portfolio

Structured Products (13.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Towd Point Mortgage Funding, Series 2019-GR4A, Class A1
1.798%, (ICE LIBOR GBP 3 Month plus 1.025%), 10/20/51 144A GBP ¥	2,831,346	3,486
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6 4.515%, (CSTR, AFC), 2/25/33	986	1
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3 3.724%, (CSTR), 10/25/36	29,192	27
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1 4.177%, (CSTR), 3/25/36	257,466	252
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1 3.884%, (CSTR), 8/25/36	12,759	13
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1 3.941%, (CSTR), 2/25/37	4,783	5
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
3.165%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	403,672	342
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1 4.908%, (CSTR), 7/25/37	54,681	52
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1 5.075%, (CSTR), 3/25/35	17,782	18
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1 5.181%, (CSTR), 7/25/36	3,597	4
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1 5.187%, (CSTR), 4/25/36	64,390	65
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A81 6.000%, 8/25/37	94,426	96
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1 4.720%, (CSTR), 11/25/37	50,166	49

Total		85,550

Total Structured Products (Cost: $124,457)		128,271

Bank Loan Obligations (2.7%)
Bank Loan Obligations (2.7%)
Altice Financing SA, 4.835%, 01/31/26	1,200,000	1,167
Altice France SA, 4.835%, (US LIBOR plus 2.750%), 7/31/25	198,982	194
CenturyLink, Inc., 4.835%, (ICE LIBOR USD 3 Month plus 2.750%), 1/31/25	1,866,750	1,852
Charter Communications Operating LLC, 4.085%, (ICE LIBOR USD 3 Month plus 2.000%), 4/30/25b	3,458,999	3,477
CommScope, Inc., 5.335%, (US LIBOR plus 3.250%), 4/6/26	500,000	498
Dell International LLC, 4.085%, (ICE LIBOR USD 3 Month plus 2.000%), 9/7/23	1,476,959	1,482

Bank Loan Obligations (2.7%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations continued
Enterprise Merger Sub, Inc., 5.835%, (US LIBOR plus 2.000%), 10/10/25	496,250	404
Grifols SA, 4.335%, (ICE LIBOR USD 3 Month plus 2.250%), 1/31/25	682,500	686
Hilton Worldwide Finance LLC, 3.835%, (US LIBOR plus 1.750%), 6/22/26	1,120,295	1,127
INEOS Finance PLC, 1.580%, (Euribor 3 Month plus 2.000%), 3/31/24 EUR¥,b	3,438,750	3,733
Inmarsat Finance PLC, 6.585%, 09/23/26	1,200,000	1,180
Jefferies Finance LLC, 5.835%, 06/3/26	99,750	100
Pacific Gas & Electric Co., 4.335%, (US LIBOR plus 2.250%), 12/31/20b	4,500,000	4,522
PCF GmbH, 4.580%, (Euribor 3 Month plus 5.000%), 8/1/24 EUR¥,b	2,800,000	2,972
Sigma Bidco BV, 3.080%, (Euribor 3 Month plus 3.500%), 7/2/25 EUR¥	1,600,000	1,745
Valeant Pharmaceuticals International, Inc., 5.085%, (US LIBOR plus 3.000%), 6/2/25	349,378	351
Ziggo Secured Finance Partnership, 4.585%, (US LIBOR plus 2.500%), 4/15/25	1,000,000	997

Total Bank Loan Obligations (Cost: $27,417)		26,487

Short-Term Investments (28.7%)
Governments (2.5%)
Argentina Treasury Bill 0.000%, 2/26/20 ARS¥	210,000	3
Brazil Letras do Tesouro Nacional
0.000%, 1/1/20 BRL¥,b	24,800,000	5,894
0.000%, 4/1/20 BRL¥,b	12,700,000	2,985
Hellenic Republic Treasury Bill
0.000%, 10/4/19 EUR¥,b	4,600,000	5,014
0.000%, 12/6/19 EUR¥	200,000	218
0.000%, 1/3/20 EUR¥	100,000	109
0.000%, 1/31/20 EUR¥	200,000	217
US Treasury
0.000%, 11/7/19b	7,964,000	7,950
0.000%, 11/21/19	334,000	333
0.000%, 12/5/19	2,300,000	2,293

Total		25,016

Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880%#,b	3,785,447	3,785

Total		3,785

Repurchase Agreements (25.8%)
BNP Paribas (Purchased on 9/30/19, to be repurchased at $55,903,494, collateralized by US Treasury Note, 2.125%, due 12/31/22, par and fair value of $55,816,600 and $56,786,849, respectively) 2.250%, 10/1/19	55,900,000	55,900
Deutsche Bank AG (Purchased on 9/30/19, to be repurchased at $100,005,778, collateralized by US Treasury Bond, 3.625%, due 8/15/43, par and fair value of $79,061,000 and $102,143,106, respectively) 2.080%, 10/2/19	100,000,000	100,000

Multi-Sector Bond Portfolio

Short-Term Investments (28.7%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements continued
JP Morgan (Purchased on 9/27/19, to be repurchased at $100,007,639, collateralized by US Treasury Note, 2.625%, due 8/15/20, par and fair value of $101,522,800 and $102,220,769, respectively)

Short-Term Investments (28.7%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements continued
3.500%, 10/1/19	100,000,000	100,000

Total		255,900

Total Short-Term Investments (Cost: $285,332)		284,701

Total Investments (116.1%) (Cost: $1,134,836)@		1,149,790

Other Assets, Less Liabilities (-16.1%)		(159,179)

Net Assets (100.0%)		990,611

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Euro-Bobl Future	Long	EUR	11,900	119	12/19	$17,594	$(66)	$5
Euro-BTP Italian Government Bond Future	Long	EUR	8,400	84	12/19	13,353	255	15
Euro-Buxl Future	Long	EUR	2,000	20	12/19	4,741	(126)	(13)
Euro-Schatz Future	Short	EUR	81,500	815	12/19	99,784	306	(6)
Ten-Year US Treasury Note Future	Long	USD	59,900	599	12/19	78,057	(696)	(47)
Two-Year US Treasury Note Future	Long	USD	22,000	110	12/19	23,705	60	(3)
Ultra Long Term US Treasury Bond Future	Long	USD	25,600	256	12/19	49,128	(1,327)	16

							$(1,594)	$(33)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
3-Month USD-LIBOR	2.500%	12/24	49,600	USD	$(1,823)	$(614)	$(2,437)	$168
6-Month Euribor	0.500%	12/29	4,200	EUR	(356)	58	(298)	8
6-Month GBP-LIBOR	0.750%	3/50	600	GBP	15	(25)	(10)	3
6-Month GBP-LIBOR	0.750%	3/30	600	GBP	6	(14)	(8)	–p

					$(2,158)	$(595)	$(2,753)	$179

Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
3-Month Canada	2.500%	6/29	8,600	CAD	$112	$332	$444	$(9)
Bankers
Acceptances
3-Month USD-LIBOR	2.995%	5/28	9,300	USD	–	1,223	1,223	5
3-Month USD-LIBOR	3.000%	6/29	2,700	USD	155	197	352	1
3-Month USD-LIBOR	2.750%	12/29	1,500	USD	105	61	166	1

					$372	$1,813	$2,185	$(2)

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index	1.000%	6/24	2.087%	76,100	USD	$(3,345)	$(223)	$(3,568)	$5
Markit CDX North America High Yield Index	5.000%	6/24	3.292%	64,746	USD	3,655	1,010	4,665	117
Markit CDX North America Investment Grade Index	1.000%	6/24	0.533%	56,300	USD	928	259	1,187	29
Markit CDX North America Investment Grade Index	1.000%	12/24	2.115%	6,600	USD	(324)	(23)	(347)	2
Markit CDX North America Investment Grade Index	1.000%	12/24	0.603%	11,900	USD	239	(5)	234	11

						$1,153	$1,018	$2,171	$164

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection
Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
AT&T, Inc.	1.000%	6/24	0.735%	300	USD	$(1)	$5	$4	$ –p
Casino Guichard Perrachon SA	1.000%	12/20	3.911%	2,600	EUR	(107)	3	(104)	(11)
Casino Guichard Perrachon SA	1.000%	12/21	5.173%	1,000	EUR	(54)	(42)	(96)	(10)
Casino Guichard Perrachon SA	1.000%	6/23	6.117%	500	EUR	(59)	(31)	(90)	(3)
Casino Guichard Perrachon SA	1.000%	12/23	6.258%	600	EUR	(89)	(35)	(124)	(4)
Ford Motor Co.	5.000%	6/23	1.438%	3,300	USD	420	(2)	418	1
Ford Motor Co.	5.000%	12/23	1.689%	200	USD	31	(5)	26	–p
Ford Motor Co.	5.000%	12/23	1.689%	700	USD	87	5	92	–p
Ford Motor Credit Co.	5.000%	12/23	1.741%	400	USD	44	8	52	–p
General Electric Co.	1.000%	12/23	0.986%	2,800	USD	(117)	118	1	–p
General Electric Co.	1.000%	6/24	1.159%	1,100	USD	(9)	1	(8)	–p
General Electric Co.	1.000%	12/24	1.298%	400	USD	(7)	1	(6)	–p
Marks & Spencer PLC	1.000%	12/22	1.239%	2,900	EUR	(25)	1	(24)	–p
Marks & Spencer PLC	1.000%	12/23	1.701%	200	EUR	(5)	(1)	(6)	–p
Telefonica Emisiones SAU	1.000%	12/23	0.586%	3,200	EUR	(4)	66	62	–p
Telefonica Emisiones SAU	1.000%	6/24	0.689%	1,000	EUR	15	1	16	–p
Volkswagen International Finance	1.000%	6/24	0.839%	700	EUR	4	2	6	–p

						$124	$95	$219	$(27)

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Buy Protection
Reference Entity	Pay Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Koninklijke KPN NV	1.000%	12/23	0.651%	(800)	EUR	5	(18)	(13)	–p

						$5	$(18)	$(13)	$ –p

Multi-Sector Bond Portfolio

Written Options

Description	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - Five-Year US Treasury Note Future	USD	105	$ 119.750	10/19	105	$(21)
Call - Ten-Year US Treasury Note Future	USD	62	129.500	10/19	62	(72)
Call - Ten-Year US Treasury Note Future	USD	62	133.000	10/19	62	(5)
Put - Five-Year US Treasury Note Future	USD	105	117.750	10/19	105	(5)
Put - Ten-Year US Treasury Note Future	USD	62	129.500	10/19	62	(21)
Put - Ten-Year US Treasury Note Future	USD	62	130.000	10/19	62	(33)

(Premiums Received $202)						$(157)

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$351	$36	$387	$(37)	$(69)	$(106)	$(157)

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	JP Morgan Chase Bank NA	ARS	54,952	868	10/19	$—	$(13)	$(13)
Sell	HSBC Bank USA NA	AUD	2,619	1,768	10/19	1	—	1
Buy	Goldman Sachs International	BRL	12,300	2,960	10/19	23	—	23
Buy	Goldman Sachs International	BRL	12,300	2,960	10/19	—	(39)	(39)
Buy	JP Morgan Chase Bank NA	BRL	12,300	2,960	10/19	7	—	7
Buy	JP Morgan Chase Bank NA	BRL	12,300	2,954	11/19	—	(12)	(12)
Sell	Goldman Sachs International	BRL	12,300	2,960	10/19	160	—	160
Sell	Goldman Sachs International	BRL	12,300	2,960	10/19	—	(7)	(7)
Sell	JP Morgan Chase Bank NA	BRL	12,300	2,960	10/19	11	—	11
Sell	Goldman Sachs International	BRL	12,300	2,953	11/19	—	(22)	(22)
Sell	Goldman Sachs International	BRL	12,500	2,992	1/20	157	—	157
Sell	Goldman Sachs International	BRL	12,300	2,944	1/20	39	—	39
Sell	Goldman Sachs International	BRL	12,700	3,024	4/20	152	—	152
Buy	JP Morgan Chase Bank NA	CNH	119	17	3/20	—	—p	—p
Buy	Bank of America NA	EUR	3,924	4,277	10/19	—	(35)	(35)
Buy	Barclays Bank PLC	EUR	3,730	4,066	10/19	—	(81)	(81)
Buy	JP Morgan Chase Bank NA	EUR	106,165	115,715	10/19	—	(196)	(196)
Sell	Bank of America NA	EUR	2,697	2,939	10/19	39	—	39
Sell	BNP Paribas	EUR	110,622	120,573	10/19	2,274	—	2,274
Sell	UBS AG	EUR	500	545	10/19	7	—	7
Sell	JP Morgan Chase Bank NA	EUR	106,165	116,003	11/19	193	—	193
Buy	Bank of America NA	GBP	41,227	50,691	10/19	—	(108)	(108)
Buy	UBS AG	GBP	1,317	1,619	10/19	—	(23)	(23)
Sell	Bank of America NA	GBP	2,423	2,979	10/19	28	—	28
Sell	Barclays Bank PLC	GBP	568	698	10/19	—	(11)	(11)
Sell	BNP Paribas	GBP	554	681	10/19	10	—	10
Sell	HSBC Bank USA NA	GBP	38,999	47,951	10/19	—	(336)	(336)
Sell	Bank of America NA	GBP	41,227	50,759	11/19	109	—	109
Buy	UBS AG	JPY	527,800	4,881	10/19	—	(122)	(122)
Buy	UBS AG	JPY	527,800	4,892	11/19	—	(23)	(23)
Sell	UBS AG	JPY	527,800	4,881	10/19	23	—	23
Buy	Barclays Bank PLC	MXN	41,362	2,091	10/19	—	(23)	(23)
Buy	HSBC Bank USA NA	MXN	1,225	62	10/19	—p	—	—p
Buy	BNP Paribas	MXN	1,225	61	1/20	—	(1)	(1)
Sell	HSBC Bank USA NA	MXN	41,362	2,091	10/19	20	—	20
Sell	BNP Paribas	MXN	1,225	62	10/19	1	—	1

Multi-Sector Bond Portfolio

Forward Contracts (continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Goldman Sachs International	RUB	298,788	4,598	10/19	$—	$(38)	$(38)
Buy	HSBC Bank USA NA	RUB	5,481	84	11/19	1	—	1
Sell	Goldman Sachs International	RUB	303,101	4,647	11/19	—	(48)	(48)
Buy	BNP Paribas	SGD	15	11	12/19	—	—	p	—	p
Buy	BNP Paribas	TWD	146,912	4,756	12/19	33	—	33
Sell	Bank of America NA	TWD	26,760	865	11/19	—	(12)	(12)
Sell	HSBC Bank USA NA	TWD	85,984	2,780	11/19	—	(33)	(33)
Sell	JP Morgan Chase Bank NA	TWD	34,458	1,114	11/19	—	(12)	(12)
Buy	Bank of America NA	ZAR	69,102	4,560	10/19	—	(327)	(327)
Sell	JP Morgan Chase Bank NA	ZAR	69,029	4,554	10/19	78	—	78

$3,366	$(1,522)	$1,844

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Federative Republic of Brazil	Goldman Sachs International	1.000%	6/24	1.245%	USD	100	$(3)	$2	$(1)
Federative Republic of Brazil	Goldman Sachs International	1.000%	12/24	1.368%	USD	1,400	(22)	(3)	(25)
Federative Republic of Brazil	HSBC Bank USA NA	1.000%	6/24	1.245%	USD	500	(13)	7	(6)
Intrum AB	JP Morgan Chase Bank NA	5.000%	12/24	3.421%	EUR	800	73	(6)	67
Park Aerospace Holdings, Ltd.Æ	UBS AG	5.000%	7/20	0.031%	USD	200	3	3	6
Republic of Indonesia	HSBC Bank USA NA	1.000%	12/24	0.907%	USD	7,400	(43)	77	34
Republic of Peru	Barclays Bank PLC	1.000%	3/23	0.307%	USD	1,100	(11)	37	26
Russian Federation	Goldman Sachs International	1.000%	9/20	0.225%	USD	400	(8)	11	3
Russian Federation	Goldman Sachs International	1.000%	9/20	0.225%	USD	900	(17)	24	7
Russian Federation	Goldman Sachs International	1.000%	6/22	0.473%	USD	2,100	(33)	63	30
Russian Federation	HSBC Bank USA NA	1.000%	6/21	0.350%	USD	4,200	(104)	151	47
Russian Federation	JP Morgan Chase Bank NA	1.000%	9/20	0.225%	USD	1,500	(32)	43	11
United Mexican States	BNP Paribas SA	1.000%	6/24	1.055%	USD	100	(1)	1	–	p
United Mexican States	Goldman Sachs International	1.000%	6/23	0.836%	USD	1,400	(8)	16	8
United Mexican States	Goldman Sachs International	1.000%	12/24	1.162%	USD	200	(2)	–	(2)
United Mexican States	HSBC Bank USA NA	1.000%	12/23	0.923%	USD	800	(11)	13	2
United Mexican States	HSBC Bank USA NA	1.000%	6/24	1.055%	USD	400	(5)	4	(1)
United Mexican States	JP Morgan Chase Bank NA	1.000%	12/22	0.722%	USD	500	(11)	15	4
United Mexican States	JP Morgan Chase Bank NA	1.000%	12/23	0.923%	USD	200	(1)	2	1

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)

United Mexican States	Morgan Stanley Capital Services	1.000%	12/24	1.162%	USD	1,200	$(7)	$(3)	$(10)

							$(256)	$457	$201

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)

iBoxx USD Liquid High Yield Index	Barclays Bank PLC	3-Month USD-LIBOR	iBoxx USD Liquid High Yield Index	3/20	4,000	$6	$6
iBoxx USD Liquid High Yield Index	JP Morgan Chase Bank NA	3-Month USD-LIBOR	iBoxx USD Liquid High Yield Index	3/20	3,300	6	6
iBoxx USD Liquid High Yield Index	Morgan Stanley Capital Services	3-Month USD-LIBOR	iBoxx USD Liquid High Yield Index	3/20	1,500	4	4

						$16	$16

Written Options

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)

Call - CME Interest Rate Swaption	Goldman Sachs International	USD	9,900	$ 1.150	10/19	9,900,000	$(1)
Call - CME Interest Rate Swaption	Morgan Stanley Capital Services	USD	9,800	1.178	10/19	9,800,000	(6)
Call - LCH Interest Rate Swaption	Goldman Sachs International	EUR	1,800	0.050	10/19	1,800,000	(21)
Put - CME Interest Rate Swaption	Goldman Sachs International	USD	9,900	1.520	10/19	9,900,000	(40)
Put - CME Interest Rate Swaption	Morgan Stanley Capital Services	USD	9,800	1.678	10/19	9,800,000	(39)
Put - LCH Interest Rate Swaption	Goldman Sachs International	EUR	1,800	0.050	10/19	1,800,000	(2)

(Premiums Received $186)							$(109)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$3,366	$262	$3,628	$(1,522)	$(109)	$(45)	$(1,676)

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the value of these securities (in thousands) was $218,716 representing 22.1% of the net assets.

¥	Foreign Bond — par value is foreign denominated
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2019, the aggregate value of these securities was $125,896 (in thousands), representing 12.7% of net assets.

b

Cash or securities with an aggregate value of $369,504 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2019.

Þ	PIK - Payment In Kind. PIK rate of Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%.
f	Defaulted Security

Multi-Sector Bond Portfolio

p	Amount is less than one thousand.
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,133,686 and the net unrealized appreciation of investments based on that cost was $17,475 which is comprised of $50,028 aggregate gross unrealized appreciation and $32,553 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Æ	Security valued using significant unobservable inputs.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$26,487	$—
Municipal Bonds	—	11,120	—
Corporate Bonds	—	497,263	—
Governments	—	212,853	—
Structured Products	—	128,271	—
Short-Term Investments
Money Market Funds	3,785	—	—
All Others	—	270,011	—
Other Financial Instruments^
Futures	621	—	—
Forward Currency Contracts	—	3,366	—
Total Return Swaps	—	16	—
Interest Rate Swaps	—	2,185	—
Credit Default Swaps	—	7,004	6

Total Assets:	$4,406	$1,158,576	$6

Liabilities:
Other Financial Instruments^
Futures	(2,215)	—	—
Forward Currency Contracts	—	(1,545)	—
Written Options	(157)	(109)	—
Interest Rate Swaps	—	(2,753)	—
Credit Default Swaps	—	(4,431)	—

Total Liabilities:	$(2,372)	$(8,838)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand